SUMMARY OF ACCOUNTING POLICIES - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award requisite service period	4 years
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award requisite service period	3 years
Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award requisite service period	3 years
UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award requisite service period	3 years
Minimum | Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance adjustment factor	0.00%
Minimum | UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance adjustment factor	0.00%
Maximum | Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance adjustment factor	200.00%
Maximum | UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance adjustment factor	200.00%